INCOME TAXES (Details Narrative)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Sep. 30, 2024 HKD ($)
Federal statutory income tax rate	16.50%
Net operating losses	$ 2,398,001		$ 18,692,125
SINGAPORE
Federal statutory income tax rate	17.00%	17.00%